NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
NET REVENUES
Table illustrates disaggregation of the Group's revenue streams by type of customers and nature of services the Group offered

	Year Ended December 31,
	2019	2020	2021
Product Revenues	3,929,698	8,156,672	12,331,705
B2C Business	636,430	666,223	491,855
B2B Business	3,293,268	7,490,449	11,839,850
Service Revenues	22,355	46,485	94,197
MP Service	17,239	30,533	52,309
Other Services	5,116	15,952	41,888
Total	3,952,053	8,203,157	12,425,902

Schedule of movements of the Group's accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2019	65,247	63,456
Increase/(decrease), net	97,847	53,995
Ending Balance as of December 31, 2020	163,094	117,451
Increase/(decrease), net	241,375	58,805
Ending Balance as of December 31, 2021	404,469	176,256